Subordinated Loans and Debt Securities in Issue - Additional Information (Detail) € in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($)
Debt Securities and Subordinated Liabilities [Line Items]
Increase in subordinated loans	[1]	€ (1,665)	€ (971)
Increase (decrease) in debt securities		20,000
Commercial paper [member]
Debt Securities and Subordinated Liabilities [Line Items]
Increase (decrease) in debt securities		17,000
Certificates of deposit [member]
Debt Securities and Subordinated Liabilities [Line Items]
Increase (decrease) in debt securities		8,000
Subordinated loans [member]
Debt Securities and Subordinated Liabilities [Line Items]
Increase in subordinated loans		257
Subordinated loans [member] | Tier Two Capital [Member]
Debt Securities and Subordinated Liabilities [Line Items]
Issuance of subordinated loans		750		$ 1,250
Partial redemption of subordinated loans		€ 1,700

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.